Cash (Details) - Schedule of cash - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash (Details) - Schedule of cash [Line Items]
Cash	$ 11,063	$ 699
NIS [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	693	384
USD [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	10,359	250
EUR [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	4	58
GBP [Member]
Cash (Details) - Schedule of cash [Line Items]
Cash	$ 7	$ 7